Document and Entity Information	Feb. 15, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 15, 2022
Entity Registrant Name	PERIMETER SOLUTIONS, SA
Entity Incorporation, State or Country Code	N4
Entity File Number	001-41027
Entity Tax Identification Number	98-1632942
Entity Address, Address Line One	12E rue Guillaume Kroll
Entity Address, Postal Zip Code	L-1882
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Country Region	352
City Area Code	2668
Local Phone Number	62-1
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, nominal value $1.00 per share
Trading Symbol	PRM
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001880319
Amendment Flag	false